S000082568 [Member] Average Annual Total Returns		12 Months Ended	25 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.77%	6.22%	[1]
AB Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.59%	6.67%	[1]
Performance Inception Date			Dec. 13, 2023
AB Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.43%	4.32%	[1]
Performance Inception Date	[2]		Dec. 13, 2023
AB Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.45%	4.08%	[1]
Performance Inception Date	[2]		Dec. 13, 2023

[1]	Inception date is 12/13/23.
[2]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.